Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

11. Property, plant and equipment
The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘to the consolidated financial statements.
Accounting policies
Land and buildings held for use are stated in the consolidated statement of financial position at their cost, less any accumulated depreciation and any accumulated impairment losses.
Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.
Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.
The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation.
Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

Freehold buildings	25 - 50 years

Leasehold premises	The term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years
Depreciation is not provided on freehold land.
Right-of-use
assets arising from the Group’s lease arrangements are depreciated over the shorter of their reasonably certain lease term, as determined under the Group’s leases policy (see note 20 ‘Leases’ and ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ for details) and their expected useful life.
The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the consolidated income statement.

	Land and buildings € m	Equipment, fixtures and fittings € m	Total € m

Cost

1 April 2024	1,557	58,201	59,758

Exchange movements	5	(381)	(376)

Additions	27	4,447	4,474

Disposals	(13)	(904)	(917)

Hyperinflation impacts	5	1,172	1,177

Other	(16)	282	266

31 March 2025	1,565	62,817	64,382

Exchange movements	(19)	(1,632)	(1,651)

Acquisition of subsidiaries 1	32	1,517	1,549

Additions	40	5,310	5,350

Disposals	(20)	(1,257)	(1,277)

Hyperinflation impacts	6	1,119	1,125

Other	8	169	177

31 March 2026	1,612	68,043	69,655

Accumulated depreciation and impairment 1 April 2024	989	39,370	40,359

Exchange movements	4	(308)	(304)

Charge for the year	36	3,838	3,874

Disposals	(14)	(867)	(881)

Hyperinflation impacts	2	849	851

Other	(12)	93	81

31 March 2025	1,005	42,975	43,980

Exchange movements	(12)	(1,123)	(1,135)

Charge for the year	40	4,351	4,391

Disposals	(16)	(1,116)	(1,132)

Hyperinflation impacts	2	828	830

Other	1	54	55

31 March 2026	1,020	45,969	46,989

Net book value 31 March 2025	560	19,842	20,402

31 March 2026	592	22,074	22,666
Note:

1.	Primarily attributable to the merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK. See note 27 ‘Acquisitions and disposals’ for further details.
Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of
€
18 million (2025:
€
15 million) and
€
1,297 million (2025:
€
1,355 million) respectively. Also included in the book value of equipment, fixtures and fittings are assets leased out by the Group under operating leases, with a cost of
€
1,678 million (2025:
€
1,653 million), accumulated depreciation of
€
1,165 million (2025:
€
1,133 million) and net book value of
€
513 million (2025:
€
520 million).
Right-of-use
assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2026 €m	2025 € m

Property, plant and equipment (owned assets)	22,666	20,402

Right-of-use assets	11,527	10,310

31 March	34,193	30,712
Additions of
€
3,845 million (2025:
€
4,656 million), acquisitions of subsidiaries of
€
1,998 million (2025:
€
nil) and a depreciation charge of
€
3,973 million (2025:
€
3,235 million) were recorded in respect of
right-of-use
assets during the year ended 31 March 2026.